Putnam New York Tax Exempt Income Fund
The fund's portfolio
2/28/22 (Unaudited)
Key to holding's abbreviations
AGC — Assured Guaranty Corporation
AGM — Assured Guaranty Municipal Corporation
AMBAC — AMBAC Indemnity Corporation
BAM — Build America Mutual
FCS — Farm Credit System
FHA Insd. — Federal Housing Administration Insured
FHLMC Coll. — Federal Home Loan Mortgage Corporation Collateralized
G.O. Bonds — General Obligation Bonds
U.S. Govt. Coll. — U.S. Government Collateralized
VRDN — Variable Rate Demand Notes, which are floating-rate securities with long-term maturities that carry coupons that reset and are payable upon demand either daily, weekly or monthly. The rate shown is the current interest rate at the close of the reporting period. Rates are set by remarketing agents and may take into consideration market supply and demand, credit quality and the current SIFMA Municipal Swap Index rate, which was 0.20% as of the close of the reporting period.

MUNICIPAL BONDS AND NOTES (102.3%)(a)
	Rating(RAT)	Principal amount	Value
Alaska (1.0%)
AK State Indl. Dev. & Export Auth. Rev. Bonds, (Tanana Chiefs Conference), Ser. A
4.00%, 10/1/37	A+/F	$4,635,000	$5,153,793
4.00%, 10/1/35	A+/F	4,280,000	4,765,822

			9,919,615
Guam (0.1%)
Territory of GU, Pwr. Auth. Rev. Bonds, Ser. A, 5.00%, 10/1/34	Baa2	700,000	713,517

			713,517
New York (101.1%)
Albany, Cap. Resource Corp. Rev. Bonds
(Albany College of Pharmacy & Hlth. Sciences), Ser. A, 5.00%, 12/1/33	BBB+	325,000	348,674
(Albany College of Pharmacy & Hlth. Sciences), Ser. A, 5.00%, 12/1/32	BBB+	495,000	531,513
(Empire Commons Student Hsg., Inc.), Ser. A, 5.00%, 5/1/32	A	265,000	297,167
(Albany College of Pharmacy & Hlth. Sciences), Ser. A, 5.00%, 12/1/31	BBB+	115,000	123,542
(Empire Commons Student Hsg., Inc.), Ser. A, 5.00%, 5/1/31	A	1,150,000	1,293,519
(Albany College of Pharmacy & Hlth. Sciences), Ser. A, 5.00%, 12/1/30	BBB+	250,000	269,034
(Empire Commons Student Hsg., Inc.), Ser. A, 5.00%, 5/1/30	A	700,000	788,857
(Empire Commons Student Hsg., Inc.), Ser. A, 5.00%, 5/1/29	A	590,000	667,681
(Empire Commons Student Hsg., Inc.), 5.00%, 5/1/28	A	200,000	227,282
(Empire Commons Student Hsg., Inc.), Ser. A, 5.00%, 5/1/25	A	580,000	645,152
(Empire Commons Student Hsg., Inc.), 5.00%, 5/1/22	A	215,000	216,473
Brookhaven, Local Dev. Corp. Rev. Bonds
(Jeffersons Ferry), 5.25%, 11/1/36	BBB/F	1,200,000	1,370,508
(Brookhaven Memorial Hosp. Med. Ctr., Inc. Oblig. Group), 4.00%, 10/1/45	BBB-	2,000,000	2,211,849
Broome Cnty., Local Dev. Corp. Rev. Bonds
(United Hlth. Svcs. Hosp. Oblig. Group), AGM, 4.00%, 4/1/50	AA	1,300,000	1,425,717
(Good Shepherd Village at Endwell Oblig. Group), 4.00%, 1/1/47	BBB-/F	1,160,000	1,231,713
(Good Shepherd Village at Endwell Oblig. Group), 4.00%, 7/1/41	BBB-/F	1,530,000	1,641,990
(United Hlth. Svcs. Hosp. Oblig. Group), AGM, 4.00%, 4/1/40	AA	1,350,000	1,502,334
(United Hlth. Svcs. Hosp. Oblig. Group), AGM, 4.00%, 4/1/39	AA	1,295,000	1,443,417
(United Hlth. Svcs. Hosp. Oblig. Group), AGM, 4.00%, 4/1/38	AA	1,185,000	1,323,166
(United Hlth. Svcs. Hosp. Oblig. Group), AGM, 4.00%, 4/1/34	AA	1,000,000	1,122,019
Buffalo & Erie Cnty., Indl. Land Dev. Corp. Rev. Bonds
(Catholic Hlth. Syst. Oblig. Group), 5.25%, 7/1/35	BB+	1,000,000	1,080,239
(Orchard Park), 5.00%, 11/15/37	BBB/F	4,470,000	4,854,450
(Charter School for Applied Tech.), Ser. A, 5.00%, 6/1/35	BBB	2,000,000	2,169,814
(Orchard Park), 5.00%, 11/15/30	BBB/F	500,000	548,572
(D'Youville College), 4.00%, 11/1/50	BBB	2,535,000	2,712,721
(D'Youville College), 4.00%, 11/1/45	BBB	4,000,000	4,292,418
(D'Youville College), 4.00%, 11/1/40	BBB	1,000,000	1,087,552
(D'Youville College), 4.00%, 11/1/35	BBB	1,025,000	1,125,885
Buffalo & Fort Erie, Pub. Bridge Auth. Rev. Bonds
5.00%, 1/1/42	A+	2,250,000	2,567,428
(Toll Bridge Syst.), 5.00%, 1/1/25	A+	400,000	439,406
(Toll Bridge Syst.), 5.00%, 1/1/24	A+	250,000	266,884
Build NY City Resource Corp. Rev. Bonds
(Manhattan College), 5.00%, 8/1/47	A-	1,000,000	1,145,009
(YMCA of Greater NY), 5.00%, 8/1/40 (Prerefunded 8/1/25)	Baa2	2,575,000	2,879,285
(Children's Aid Society (The)), 5.00%, 7/1/40	A+	3,175,000	3,502,812
(Q Student Residences, LLC), Ser. A, 5.00%, 6/1/38	Aa2	2,850,000	3,067,119
(South Bronx Charter School for Intl. Cultures & the Arts), Ser. A, 5.00%, 4/15/33	BB+	2,000,000	2,050,999
(Bronx Charter School for Excellence), Ser. A, 5.00%, 4/1/33	BBB-	620,000	637,545
(YMCA of Greater NY), U.S. Govt. Coll., 5.00%, 8/1/32 (Prerefunded 8/1/22)	BBB	1,740,000	1,771,137
(New World Preparatory Charter School), Ser. A, 4.00%, 6/15/56	BB-/P	450,000	463,723
(New World Preparatory Charter School), Ser. A, 4.00%, 6/15/51	BB-/P	690,000	714,904
(Children's Aid Society (The)), 4.00%, 7/1/49	A+	1,000,000	1,105,369
(Children's Aid Society (The)), 4.00%, 7/1/44	A+	450,000	500,501
(New World Preparatory Charter School), Ser. A, 4.00%, 6/15/41	BB-/P	525,000	552,448
(Children's Aid Society (The)), 4.00%, 7/1/38	A+	290,000	325,915
(Children's Aid Society (The)), 4.00%, 7/1/36	A+	125,000	140,995
(Academic Leadership Charter School), 4.00%, 6/15/36	BBB-	400,000	435,274
(Academic Leadership Charter School), 4.00%, 6/15/31	BBB-	100,000	108,896
(Academic Leadership Charter School), 4.00%, 6/15/30	BBB-	100,000	109,245
(Academic Leadership Charter School), 4.00%, 6/15/29	BBB-	110,000	120,633
(Academic Leadership Charter School), 4.00%, 6/15/28	BBB-	100,000	110,211
(Academic Leadership Charter School), 4.00%, 6/15/27	BBB-	100,000	109,247
Build NY City Resource Corp. 144A Rev. Bonds
(Inwood Academy Leadership Charter School), Ser. A, 5.125%, 5/1/38	BB/P	1,100,000	1,218,205
(Brilla College Preparatory Charter Schools), 4.00%, 11/1/51	BB+	1,000,000	1,033,191
(Brilla College Preparatory Charter Schools), 4.00%, 11/1/41	BB+	1,780,000	1,864,285
(Brilla College Preparatory Charter Schools), 4.00%, 11/1/31	BB+	1,265,000	1,376,447
Build NY City Resource Corp. Solid Waste Disp. 144A Rev. Bonds, (Pratt Paper NY, Inc.), 5.00%, 1/1/35	B+/P	1,750,000	1,891,217
Dutchess Cnty., Local Dev. Corp. Rev. Bonds
(Culinary Inst. of America (The)), 5.00%, 7/1/35	Baa2	155,000	170,653
(Culinary Inst. of America (The)), 5.00%, 7/1/32	Baa2	1,065,000	1,174,048
(Nuvance Health Oblig. Group), Ser. B, 4.00%, 7/1/49	A-	2,250,000	2,398,199
(Culinary Inst. of America (The)), 4.00%, 7/1/40	Baa2	100,000	108,916
(Culinary Inst. of America (The)), 4.00%, 7/1/39	Baa2	100,000	109,026
(Culinary Inst. of America (The)), 4.00%, 7/1/38	Baa2	200,000	218,660
(Culinary Inst. of America (The)), 4.00%, 7/1/37	Baa2	175,000	191,419
(Culinary Inst. of America (The)), 4.00%, 7/1/36	Baa2	175,000	191,732
(Culinary Inst. of America (The)), 4.00%, 7/1/35	Baa2	175,000	191,941
Dutchess Cnty., Local Dev. Corp. 144A Rev. Bonds, (Bard College), Ser. A
5.00%, 7/1/51	BB+	2,400,000	2,719,242
5.00%, 7/1/45	BB+	8,500,000	9,684,049
5.00%, 7/1/40	BB+	1,000,000	1,150,393
Erie Cnty., Fiscal Stability Auth. Rev. Bonds, (Sales Tax & State Aid), Ser. D
5.00%, 9/1/39	Aa1	515,000	602,741
5.00%, 9/1/38	Aa1	1,500,000	1,755,555
5.00%, 9/1/37	Aa1	1,000,000	1,171,515
5.00%, 9/1/36	Aa1	1,500,000	1,758,132
5.00%, 9/1/35	Aa1	1,250,000	1,466,543
Glen Cove, Local Econ. Assistance Corp. Rev. Bonds, (Garvies Point Pub. Impt.), Ser. C, stepped-coupon zero % (5.625%, 1/1/24), 1/1/55(STP)	B/P	600,000	602,723
Hempstead Town, Local Dev. Corp. Rev. Bonds
(Molloy College), 5.00%, 7/1/48	BBB	1,000,000	1,130,378
(Hofstra U.), 5.00%, 7/1/47	A2	1,000,000	1,143,432
(Molloy College), 5.00%, 7/1/44	BBB	2,300,000	2,425,266
(Molloy College), 5.00%, 7/1/43	BBB	1,025,000	1,165,035
(Hofstra U.), 5.00%, 7/1/42	A2	1,200,000	1,377,225
(Molloy College), 5.00%, 7/1/38	BBB	865,000	992,848
(Molloy College), 5.00%, 7/1/38	BBB	480,000	540,454
(Molloy College), 5.00%, 7/1/37	BBB	315,000	354,775
(Adelphi U.), 5.00%, 2/1/34	A-	200,000	233,751
(Adelphi U.), 5.00%, 2/1/33	A-	205,000	239,780
(Adelphi U.), 5.00%, 6/1/32	A-	200,000	244,017
(Adelphi U.), 5.00%, 2/1/32	A-	230,000	269,274
(Adelphi U.), 5.00%, 2/1/31	A-	200,000	234,614
(Adelphi U.), 5.00%, 6/1/30	A-	200,000	241,286
(Adelphi U.), 5.00%, 2/1/30	A-	155,000	182,417
(Adelphi U.), 5.00%, 6/1/27	A-	600,000	689,004
(Adelphi U.), 5.00%, 6/1/26	A-	345,000	388,676
(Hofstra U.), Ser. A, 5.00%, 7/1/25	A2	900,000	1,000,568
(Hofstra U.), Ser. A, 5.00%, 7/1/24	A2	1,465,000	1,585,301
(Hofstra U.), Ser. A, 5.00%, 7/1/23	A2	1,160,000	1,222,572
(Adelphi U.), 5.00%, 6/1/23	A-	200,000	209,614
(Adelphi U.), 5.00%, 6/1/22	A-	140,000	141,483
(Adelphi U.), 4.00%, 2/1/39	A-	1,000,000	1,092,082
Huntington, Local Dev. Corp. Rev. Bonds, (Gurwin Indpt. Hsg. Oblig. Group), Ser. A, 5.25%, 7/1/56	B-/P	1,000,000	1,056,542
Liberty, Dev. Corp. Rev. Bonds, (Goldman Sachs Headquarters)
5.50%, 10/1/37	A2	4,010,000	5,481,073
5.25%, 10/1/35	A2	4,000,000	5,219,110
Long Island, Pwr. Auth. Elec. Syst. Rev. Bonds
Ser. B, 5.00%, 9/1/46	A2	2,500,000	2,830,480
Ser. B, 5.00%, 9/1/45	A2	2,000,000	2,211,993
Ser. A, 5.00%, 9/1/44	A2	8,500,000	9,215,176
5.00%, 9/1/42	A2	2,000,000	2,324,787
Ser. B, 5.00%, 9/1/41	A2	5,250,000	5,956,130
Ser. A, 5.00%, 9/1/39	A2	8,800,000	9,551,710
5.00%, 9/1/37	A2	1,000,000	1,169,227
5.00%, 9/1/36	A2	1,000,000	1,170,942
Ser. B, 5.00%, 9/1/36	A2	1,500,000	1,708,006
5.00%, 9/1/35	A2	1,000,000	1,172,661
5.00%, 9/1/34	A2	1,000,000	1,174,383
5.00%, 9/1/33	A2	500,000	587,766
Ser. A, 4.00%, 9/1/38	A2	8,000,000	8,855,329
Ser. A, 3.00%, 9/1/40	A2	1,000,000	1,038,436
AGM, zero %, 6/1/28	AA	2,510,000	2,225,427
Metro. Trans. Auth. Rev. Bonds
(Green Bonds), Ser. C, BAM, 5.00%, 11/15/42	AA	10,000,000	11,828,893
Ser. C, 5.00%, 11/15/41	A3	3,305,000	3,390,700
Ser. D, 5.00%, 11/15/38	A3	4,070,000	4,281,478
Ser. B, 5.00%, 11/15/33	A3	5,220,000	5,853,302
Ser. D-1, 5.00%, 11/15/33	A3	960,000	1,032,248
Ser. D-2, 4.00%, 11/15/47	A3	5,000,000	5,371,217
Ser. D, 4.00%, 11/15/42	A3	10,000,000	10,646,411
Metro. Trans. Auth. Dedicated Tax Mandatory Put Bonds (6/1/22), Ser. A-2A, 0.65%, 11/1/26	AA	3,685,000	3,687,330
Metro. Trans. Auth. Dedicated Tax Rev. Bonds
Ser. A, 5.25%, 11/15/34	AA	5,600,000	6,503,057
(Green Bonds), Ser. B-1, 5.00%, 11/15/36	AA	3,500,000	4,007,878
(Green Bonds), Ser. B-1, 5.00%, 11/15/34	AA	3,500,000	4,016,453
Metro. Trans. Auth. Hudson Rail Yards Trust Oblig. Rev. Bonds, Ser. A, 5.00%, 11/15/51	A3	9,500,000	9,522,253
Monroe Cnty., Indl. Dev. Corp. Rev. Bonds
(Rochester Gen. Hosp.), 5.00%, 12/1/46	BBB+	3,000,000	3,346,308
(Rochester Gen. Hosp.), Ser. A, 5.00%, 12/1/37	BBB+	2,000,000	2,052,874
(Rochester Gen. Hosp.), 5.00%, 12/1/35	BBB+	600,000	679,136
(U. of Rochester), Ser. A, 5.00%, 7/1/33	Aa3	1,000,000	1,109,333
(Rochester Gen. Hosp.), Ser. A, 5.00%, 12/1/32	BBB+	1,250,000	1,284,101
(St. John Fisher College), Ser. A, 5.00%, 6/1/29	A-	800,000	852,193
(U. of Rochester), 4.00%, 7/1/50	Aa3	3,500,000	3,875,368
(Rochester Regl. Hlth. Oblig. Group), 4.00%, 12/1/46	BBB+	1,250,000	1,368,558
(Highland Hosp.), 4.00%, 7/1/40	A2	3,890,000	4,353,602
(U. of Rochester), Ser. C, 4.00%, 7/1/37	Aa3	2,700,000	2,976,370
(U. of Rochester), Ser. C, 4.00%, 7/1/36	Aa3	850,000	937,495
(U. of Rochester), Ser. D, 4.00%, 7/1/36	Aa3	750,000	827,202
(U. of Rochester), Ser. C, 4.00%, 7/1/35	Aa3	1,000,000	1,103,674
(U. of Rochester), Ser. D, 4.00%, 7/1/34	Aa3	1,000,000	1,104,460
(U. of Rochester), Ser. C, 4.00%, 7/1/33	Aa3	1,500,000	1,657,804
(U. of Rochester), Ser. C, 4.00%, 7/1/32	Aa3	1,600,000	1,769,515
(U. of Rochester), Ser. D, 4.00%, 7/1/32	Aa3	1,000,000	1,105,947
Monroe Cnty., Indl. Dev. Corp. 144A Rev. Bonds, (True North Rochester Prep Charter School)
5.00%, 6/1/59	Baa3	1,555,000	1,733,561
5.00%, 6/1/50	Baa3	1,555,000	1,744,853
Nassau Cnty., Local Econ. Assistance Corp. Rev. Bonds
(South Nassau Communities Hosp.), 5.00%, 7/1/37	Baa2	2,050,000	2,071,990
(Catholic Hlth. Svcs. of Long Island Oblig. Group), 5.00%, 7/1/33	A-	1,355,000	1,454,935
(Catholic Hlth. Svcs. of Long Island Oblig. Group), 5.00%, 7/1/32	A-	1,500,000	1,612,414
(South Nassau Communities Hosp.), 5.00%, 7/1/27	Baa2	1,255,000	1,268,462
Nassau Cnty., Tobacco Settlement Corp. Rev. Bonds, Ser. A-2, 5.25%, 6/1/26	CCC+	5,640,000	5,804,558
New Rochelle, Corp. Local Dev. Rev. Bonds, (Iona College), Ser. A, 5.00%, 7/1/40	Baa2	350,000	381,509
Niagara Falls, Rev. Bonds, Ser. A, BAM, 4.00%, 10/1/44	AA	500,000	522,063
Niagara Frontier Trans. Auth. Rev. Bonds, (Buffalo Niagara Intl. Arpt.), Ser. A
5.00%, 4/1/39	A3	1,040,000	1,205,611
5.00%, 4/1/37	A3	1,000,000	1,162,880
5.00%, 4/1/35	A3	200,000	232,968
5.00%, 4/1/28	A3	2,560,000	2,730,293
5.00%, 4/1/27	A3	875,000	934,134
5.00%, 4/1/24	A3	2,000,000	2,137,288
NY City, G.O. Bonds
Ser. F-1, 5.00%, 4/1/43	Aa2	9,440,000	11,023,311
Ser. E-1, 5.00%, 3/1/39	Aa2	5,000,000	5,859,445
Ser. B-1, 5.00%, 12/1/35	Aa2	2,000,000	2,293,623
Ser. E, 5.00%, 8/1/34	Aa2	6,360,000	7,242,014
Ser. D-1, 4.00%, 3/1/50	Aa2	5,170,000	5,688,897
Ser. D-1, 4.00%, 3/1/44	Aa2	2,330,000	2,580,910
Ser. D-1, 4.00%, 3/1/42	Aa2	3,000,000	3,335,906
Ser. A, 4.00%, 8/1/40	Aa2	10,000,000	11,172,826
NY City, Mandatory Put Bonds (12/1/25), Ser. F-4, 5.00%, 6/1/44	Aa2	6,000,000	6,667,325
NY City, VRDN
Ser. I-4, 0.09%, 4/1/36	VMIG 1	6,000,000	6,000,000
Ser. I-2, 0.08%, 3/1/40	VMIG 1	6,525,000	6,525,000
Ser. I-8, 0.08%, 4/1/36	VMIG 1	6,655,000	6,655,000
NY City, Hlth. & Hosp. Corp. Rev. Bonds, Ser. A
4.00%, 2/15/48	Aa3	880,000	990,411
4.00%, 2/15/45	Aa3	1,810,000	2,046,143
NY City, Hsg. Dev. Corp. Mandatory Put Bonds (7/1/25), Ser. F-2, FHA Insd., 0.60%, 5/1/61	AA+	1,600,000	1,544,033
NY City, Hsg. Dev. Corp. Rev. Bonds
(Sustainable Neighborhoods), Ser. A-1, 4.15%, 11/1/38(T)	AA2	25,000,000	26,576,000
Ser. J, 3.25%, 11/1/59	AA+	7,570,000	7,374,238
NY City, Indl. Dev. Agcy. Rev. Bonds
(Yankee Stadium, LLC), AGM, 4.00%, 3/1/45	AA	1,000,000	1,110,656
(Queens Ballpark Co., LLC), Ser. A, AGM, 3.00%, 1/1/46	AA	3,000,000	2,949,106
NY City, Indl. Dev. Agcy. Arpt. Fac. Rev. Bonds, (Sr. Trips), Ser. A, 5.00%, 7/1/28	BBB+	1,500,000	1,516,796
NY City, Muni. Wtr. & Swr. Syst. Fin. Auth. Rev. Bonds
Ser. EE, 5.00%, 6/15/47	Aa1	5,365,000	5,616,615
(2nd Gen. Resolution), 5.00%, 6/15/46	Aa1	12,460,000	13,750,959
(2nd Gen. Resolution), Ser. BB, 5.00%, 6/15/46	Aa1	2,500,000	2,617,906
Ser. BB-1, 5.00%, 6/15/44	Aa1	2,000,000	2,495,427
Ser. BB-1, 3.00%, 6/15/44	Aa1	2,500,000	2,481,571
NY City, Muni. Wtr. & Swr. Syst. Fin. Auth. VRDN
0.09%, 6/15/49	VMIG 1	2,990,000	2,990,000
Ser. DD-1, 0.09%, 6/15/43	VMIG 1	10,835,000	10,835,000
NY City, Transitional Fin. Auth. Rev. Bonds
Ser. E-1, 5.00%, 2/1/41	AAA	5,200,000	5,682,090
Ser. B-1, 5.00%, 8/1/40	AAA	6,575,000	7,441,941
Ser. B-1, 5.00%, 8/1/39	AAA	3,660,000	3,956,753
Ser. E-1, 5.00%, 2/1/39	AAA	9,000,000	10,071,257
Ser. B-1, 5.00%, 8/1/38	AAA	5,000,000	5,666,079
Ser. A-1, 5.00%, 5/1/37	AAA	1,000,000	1,127,837
Ser. A-1, 5.00%, 5/1/36	AAA	3,585,000	4,047,912
Ser. C-1, 4.00%, 5/1/39	AAA	2,250,000	2,541,473
4.00%, 11/1/38	AAA	10,000,000	11,156,153
(Future Tax Secd.), Ser. F-1, 4.00%, 11/1/38	AAA	1,250,000	1,423,144
(Future Tax Secd.), Ser. F-1, 4.00%, 11/1/37	AAA	1,500,000	1,712,579
(Future Tax Secd.), Ser. F-1, 4.00%, 11/1/36	AAA	1,000,000	1,143,973
NY City, Transitional Fin. Auth. Bldg. Aid Rev. Bonds
Ser. S-1, 5.00%, 7/15/43	AA	6,500,000	7,255,603
Ser. S-1, 5.00%, 7/15/40	AA	4,550,000	4,970,118
Ser. S-2, 5.00%, 7/15/40	AA	8,110,000	8,975,056
Ser. S-2A, 5.00%, 7/15/36	AA	3,250,000	3,880,204
Ser. S-3A, 5.00%, 7/15/34	AA	4,250,000	5,090,702
NY City, Trust for Cultural Resources Rev. Bonds
(Wildlife Conservation Society), Ser. A, 5.00%, 8/1/42 (Prerefunded 8/1/23)	A1	1,915,000	2,022,671
(Lincoln Ctr. for the Performing Arts, Inc.), 4.00%, 12/1/35	A	1,000,000	1,128,228
(Lincoln Ctr. for the Performing Arts, Inc.), 4.00%, 12/1/34	A	1,000,000	1,137,826
NY Counties, Tobacco Trust II Rev. Bonds, (Tobacco Settlement Pass Through), 5.75%, 6/1/43	BBB+	840,000	841,209
NY Counties, Tobacco Trust IV Rev. Bonds, (Tobacco Settlement Pass Through), Ser. A, 5.00%, 6/1/38	B-	7,235,000	7,344,501
NY Counties, Tobacco Trust VI Rev. Bonds, (Tobacco Settlement Pass Through)
Ser. A-2B, 5.00%, 6/1/51	BB+/P	3,300,000	3,561,206
Ser. B, 5.00%, 6/1/41	A-	250,000	273,232
Ser. B, 5.00%, 6/1/36	A-	265,000	292,354
NY State Bridge Auth. Rev. Bonds, Ser. A
4.00%, 1/1/51	Aa3	1,085,000	1,219,470
4.00%, 1/1/46	Aa3	725,000	818,575
4.00%, 1/1/41	Aa3	200,000	228,191
4.00%, 1/1/40	Aa3	325,000	371,376
4.00%, 1/1/39	Aa3	250,000	286,381
4.00%, 1/1/38	Aa3	175,000	201,006
NY State Convention Ctr. Dev. Corp. Rev. Bonds, (Hotel Unit Fee)
5.00%, 11/15/45	A2	3,000,000	3,327,535
zero %, 11/15/50	A2	7,000,000	2,562,653
NY State Dorm. Auth. Rev. Bonds
(NYU), Ser. 1, AMBAC, 5.50%, 7/1/40	Aa2	6,000,000	8,499,182
(NYU), Ser. 1, AMBAC, 5.50%, 7/1/31	Aa2	6,170,000	7,592,516
(St. Joseph's College), 5.00%, 7/1/51	BBB-/F	725,000	830,484
(Iona College), Ser. A, 5.00%, 7/1/46	Baa2	350,000	411,224
(Iona College), 5.00%, 7/1/42(FWC)	Baa2	225,000	265,938
(Iona College), 5.00%, 7/1/37(FWC)	Baa2	200,000	239,172
(Iona College), 5.00%, 7/1/32(FWC)	Baa2	525,000	632,875
5.00%, 7/1/31	BBB+	3,885,000	3,896,211
(Iona College), 5.00%, 7/1/31(FWC)	Baa2	625,000	743,815
(Iona College), 5.00%, 7/1/29(FWC)	Baa2	250,000	290,250
(St. Joseph's College), 4.00%, 7/1/40	BBB-/F	200,000	215,221
(St. Joseph's College), 4.00%, 7/1/35	BBB-/F	600,000	651,162
(St. Joseph's College/Brooklyn NY), Ser. A, 4.00%, 7/1/34	BBB-/F	850,000	924,105
NY State Dorm. Auth. Non-State Supported Debt Mandatory Put Bonds (5/1/26), (Northwell Hlth. Oblig. Group), Ser. B-3, 5.00%, 5/1/48	A3	2,000,000	2,243,509
NY State Dorm. Auth. Non-State Supported Debt Rev. Bonds
(Culinary Inst. of America), 5.50%, 7/1/33	Baa2	1,180,000	1,241,856
(School Dist. Fin. Program), Ser. C, AGC, 5.125%, 10/1/36	AA	40,000	40,151
(North Shore Long Island Jewish Oblig. Group), Ser. A, 5.00%, 5/1/43	A3	2,500,000	2,734,163
(Teachers College), 5.00%, 7/1/42 (Prerefunded 7/1/22)	A1	3,000,000	3,043,276
(Pratt Inst.), 5.00%, 7/1/39	A2	2,750,000	3,134,788
(Pratt Inst.), Ser. A, FCS, FHLMC Coll., 5.00%, 7/1/39 (Prerefunded 7/1/24)	AAA/P	1,000,000	1,085,003
(St. John's U.), Ser. A, 5.00%, 7/1/37	A3	1,400,000	1,541,895
(North Shore Long Island Jewish Oblig. Group), Ser. A, 5.00%, 5/1/37	A3	3,000,000	3,293,601
(NYU), Ser. A, 5.00%, 7/1/36	Aa2	1,000,000	1,200,790
(NYU), Ser. A, 5.00%, 7/1/35	Aa2	2,000,000	2,215,232
(Culinary Inst. of America), 5.00%, 7/1/34 (Prerefunded 7/1/22)	Baa2	350,000	354,990
(Pratt Inst.), Ser. A, FCS, FHLMC Coll., 5.00%, 7/1/34 (Prerefunded 7/1/24)	AAA/P	1,000,000	1,085,003
(Teachers College), 5.00%, 7/1/34 (Prerefunded 7/1/22)	A1	2,750,000	2,789,669
(NYU Hosp. Ctr.), 5.00%, 7/1/33	A+	360,000	406,199
(North Shore Long Island Jewish Oblig. Group), Ser. A, 5.00%, 5/1/33	A3	5,000,000	5,502,312
(School Dist. Fin. Program), Ser. C, AGC, 5.00%, 10/1/31	AA	20,000	20,072
(NYU Hosp. Ctr.), 5.00%, 7/1/30	A+	1,000,000	1,133,677
(Fordham U.), 4.00%, 7/1/50	A2	11,000,000	12,027,843
(Rochester Inst. of Tech.), Ser. A, 4.00%, 7/1/44	A1	5,770,000	6,380,642
(NYU), Ser. A, 4.00%, 7/1/35	Aa2	1,000,000	1,123,868
(NYU), Ser. A, 4.00%, 7/1/34	Aa2	1,195,000	1,345,658
NY State Dorm. Auth. Non-State Supported Debt 144A Rev. Bonds, (Orange Regl. Med. Ctr.)
5.00%, 12/1/37	Baa3	4,300,000	4,930,774
5.00%, 12/1/36	Baa3	700,000	802,833
NY State Dorm. Auth. Personal Income Tax Rev. Bonds
Ser. B, 5.00%, 2/15/41	AA+	9,910,000	11,497,662
Ser. B, U.S. Govt. Coll., 5.00%, 2/15/41 (Prerefunded 8/15/27)	AAA/P	10,000	11,843
Ser. B-C, 5.00%, 2/15/41	AA+	4,995,000	5,463,489
Ser. B-C, U.S. Govt. Coll., 5.00%, 2/15/41 (Prerefunded 2/15/25)	AAA/P	5,000	5,534
Ser. B, 5.00%, 2/15/39	AA+	2,995,000	3,478,194
Ser. B, U.S. Govt. Coll., 5.00%, 2/15/39 (Prerefunded 8/15/27)	AAA/P	5,000	5,921
NY State Dorm. Auth. Sales Tax Rev. Bonds, Ser. A, 5.00%, 3/15/44	AA+	5,500,000	5,863,280
NY State Env. Fac. Corp. Rev. Bonds, (NY State Revolving Fund 2010 Master)
4.00%, 8/15/51	Aaa	1,400,000	1,597,039
4.00%, 8/15/46	Aaa	1,000,000	1,143,650
NY State Env. Fac. Corp. Solid Waste Disp. Mandatory Put Bonds (9/2/25), (Casella Waste Syst. Inc.), Ser. R-1, 2.75%, 9/1/50	B	550,000	560,660
NY State Hsg. Fin. Agcy. VRDN (8 East 102nd St., LLC), Ser. A, 0.19%, 5/1/44	VMIG 1	12,780,000	12,780,000
NY State Liberty Dev. Corp. Rev. Bonds
(7 World Trade Ctr.), Class 3, 5.00%, 3/15/44 (Prerefunded 3/15/22)	A2	1,000,000	1,001,622
(7 World Trade Ctr.), Class 1, 5.00%, 9/15/40 (Prerefunded 3/15/22)	Aaa	4,815,000	4,822,811
(7 World Trade Ctr. II, LLC), 3.50%, 9/15/52(FWC)	A2	3,000,000	2,932,974
(7 World Trade Ctr. II, LLC), 3.00%, 9/15/43(FWC)	Aaa	4,000,000	3,955,172
(Port Auth. of NY & NJ), Ser. 1 WTC, 3.00%, 2/15/42	A+	1,500,000	1,486,677
(One Bryant Park, LLC), Class 3, 2.80%, 9/15/69	Baa1	5,500,000	5,458,694
NY State Liberty Dev. Corp. 144A Rev. Bonds, (3 World Trade Ctr., LLC)
Class 2, 5.15%, 11/15/34	BB/P	515,000	556,469
Class 1-3, 5.00%, 11/15/44	BB-/P	15,975,000	17,020,541
NY State Mtge. Agcy. Rev. Bonds, Ser. 189, 3.85%, 10/1/34	Aa1	560,000	564,901
NY State Pwr. Auth. Rev. Bonds, Ser. A, 4.00%, 11/15/60	Aa2	10,000,000	11,018,876
NY State Thruway Auth. Rev. Bonds
Ser. A, 5.00%, 1/1/46	A2	2,000,000	2,234,377
Ser. B, 4.00%, 1/1/50	A2	4,000,000	4,334,779
Ser. A-1, 4.00%, 3/15/47	AA+	3,665,000	4,079,536
Ser. B, 4.00%, 1/1/41	A2	5,000,000	5,484,682
NY State Trans. Special Fac. Dev. Corp. Rev. Bonds
(Laguardia Arpt. Term. B Redev. Program), Ser. A, 5.00%, 7/1/46	Baa3	2,000,000	2,134,438
(Laguardia Arpt. Term. B Redev. Program), Ser. A, 5.00%, 7/1/41	Baa3	2,500,000	2,662,681
(Delta Air Lines, Inc.), 5.00%, 10/1/40	Baa3	7,250,000	8,362,859
(Delta Air Lines, Inc. - LaGuardia Arpt. Term. C&D), 5.00%, 1/1/36	Baa3	5,000,000	5,628,123
(Delta Air Lines, Inc.), 5.00%, 10/1/35	Baa3	750,000	876,988
(Delta Air Lines, Inc. - LaGuardia Arpt. Term. C&D), 5.00%, 1/1/34	Baa3	2,000,000	2,255,183
(Delta Air Lines, Inc. - LaGuardia Arpt. Term. C&D), 5.00%, 1/1/32	Baa3	1,000,000	1,129,682
(Terminal One Group Assn.), 5.00%, 1/1/23	Baa3	1,500,000	1,547,455
(JFK Intl. Arpt. Term. 4, LLC), 4.00%, 12/1/41	Baa1	900,000	955,781
(JFK Intl. Arpt. Term. 4, LLC), 4.00%, 12/1/38	Baa1	600,000	640,903
(American Airlines, Inc.), 3.00%, 8/1/31	B/F	1,630,000	1,660,856
NY State Urban Dev. Corp. Rev. Bonds, 4.00%, 3/15/45	Aa2	3,000,000	3,338,177
NY State Urban Dev. Corp. Personal Income Tax Rev. Bonds, (Group C), Ser. A , 5.00%, 3/15/38	AA+	6,515,000	7,285,831
NY State, Liberty Dev. Corp. Rev. Bonds, Ser. A, AGM, 3.00%, 11/15/51	AA	7,000,000	6,796,071
Oneida Cnty., Local Dev. Corp. Rev. Bonds, (Mohawk Valley Hlth. Syst.), Ser. A, AGM
4.00%, 12/1/49	AA	4,000,000	4,413,520
4.00%, 12/1/38	AA	1,250,000	1,401,521
4.00%, 12/1/37	AA	1,000,000	1,123,190
4.00%, 12/1/36	AA	1,250,000	1,404,363
4.00%, 12/1/35	AA	1,000,000	1,124,661
Onondaga Cnty., Resource Recvy. Agcy. Rev. Bonds, Ser. A, AGM, 5.00%, 5/1/29	AA	3,120,000	3,412,235
Onondaga, Civic Dev. Corp. Rev. Bonds, (Le Moyne College)
5.00%, 7/1/51	Baa2	700,000	819,288
5.00%, 7/1/46	Baa2	450,000	528,717
5.00%, 1/1/43	Baa2	740,000	846,175
Ser. B, 5.00%, 7/1/35	Baa2	410,000	486,544
5.00%, 7/1/34	Baa2	445,000	487,523
Ser. B, 5.00%, 7/1/34	Baa2	285,000	339,027
Ser. B, 5.00%, 7/1/33	Baa2	305,000	363,423
5.00%, 7/1/32 (Prerefunded 7/1/22)	Baa2	1,635,000	1,658,034
Ser. B, 5.00%, 7/1/32	Baa2	265,000	315,847
4.00%, 7/1/42(FWC)	Baa2	525,000	559,663
4.00%, 7/1/41	Baa2	215,000	234,533
Ser. B, 4.00%, 7/1/40	Baa2	300,000	325,601
4.00%, 7/1/39(FWC)	Baa2	450,000	482,344
Ser. B, 4.00%, 7/1/39	Baa2	825,000	896,219
4.00%, 7/1/38	Baa2	150,000	164,640
Ser. B, 4.00%, 7/1/38	Baa2	455,000	495,179
Ser. B, 4.00%, 7/1/37	Baa2	490,000	534,264
4.00%, 7/1/36(FWC)	Baa2	325,000	350,597
Ser. B, 4.00%, 7/1/36	Baa2	425,000	464,411
4.00%, 7/1/34(FWC)	Baa2	300,000	324,851
Oyster Bay, G.O. Bonds, (Pub. Impt.), 4.00%, 2/15/26	A3	3,000,000	3,273,860
Port Auth. of NY & NJ Rev. Bonds
Ser. 206, 5.00%, 11/15/42	Aa3	5,000,000	5,791,656
Ser. 194, 5.00%, 10/15/41	Aa3	5,450,000	6,039,337
Ser. 197, 5.00%, 11/15/34	Aa3	2,500,000	2,854,306
Ser. 185, 5.00%, 9/1/30	Aa3	2,000,000	2,153,973
Ser. 222, 4.00%, 7/15/40	Aa3	500,000	560,647
Ser. 217, 4.00%, 11/1/39	Aa3	3,250,000	3,621,802
Ser. 217, 4.00%, 11/1/38	Aa3	4,600,000	5,138,401
Ser. 217, 4.00%, 11/1/37	Aa3	3,800,000	4,255,000
Poughkeepsie City, G.O. Bonds
5.00%, 6/1/31	Ba1	600,000	664,610
5.00%, 6/1/25	Ba1	230,000	252,201
5.00%, 6/1/24	Ba1	460,000	491,980
5.00%, 6/1/23	Ba1	1,125,000	1,172,203
5.00%, 6/1/22	Ba1	1,070,000	1,080,202
Saratoga Cnty., Cap. Resource Rev. Bonds, (Skidmore College)
Ser. A, 5.00%, 7/1/45	A1	2,500,000	3,033,552
Ser. 21A, 4.00%, 7/1/37	A1	1,385,000	1,562,822
Ser. 21A, 4.00%, 7/1/35	A1	1,285,000	1,455,677
Schenectady Cnty., Cap. Resource Corp. Rev. Bonds, (Union College), 5.00%, 7/1/32	A1	3,430,000	3,471,183
Southold, Local Dev. Corp. Rev. Bonds, (Peconic Landing at Southold, Inc.), 5.00%, 12/1/45	BBB-/F	2,250,000	2,379,306
St. Lawrence Cnty., Indl. Dev. Agcy. Civic Dev. Corp. Rev. Bonds, (Clarkson U.)
Ser. A, 5.25%, 9/1/33 (Prerefunded 3/1/22)	Baa1	1,050,000	1,050,000
Ser. A, 5.00%, 9/1/41 (Prerefunded 3/1/22)	Baa1	1,750,000	1,750,000
Ser. A, 5.00%, 9/1/41	Baa1	100,000	119,135
Ser. B, 5.00%, 9/1/41	Baa1	200,000	238,269
Ser. A, 5.00%, 9/1/40	Baa1	100,000	119,507
Ser. B, 5.00%, 9/1/40	Baa1	200,000	239,014
Ser. A, 5.00%, 9/1/39	Baa1	125,000	149,764
Ser. B, 5.00%, 9/1/39	Baa1	195,000	233,632
Ser. A, 5.00%, 9/1/38	Baa1	125,000	150,178
Ser. B, 5.00%, 9/1/38	Baa1	200,000	240,284
Ser. A, 5.00%, 9/1/37	Baa1	100,000	120,293
Ser. B, 5.00%, 9/1/37	Baa1	220,000	264,644
Ser. A, 5.00%, 9/1/36	Baa1	100,000	120,555
Ser. B, 5.00%, 9/1/36	Baa1	200,000	241,110
Ser. B, 5.00%, 9/1/35	Baa1	200,000	241,382
Ser. B, 5.00%, 9/1/34	Baa1	200,000	241,648
Ser. B, 5.00%, 9/1/33	Baa1	150,000	181,439
Ser. B, 5.00%, 9/1/32	Baa1	150,000	181,490
Suffolk Cnty., G.O. Bonds
Ser. A, 5.00%, 6/15/33(FWC)	A-	2,400,000	2,979,321
Ser. A, 5.00%, 6/15/30(FWC)	A-	1,635,000	1,978,419
Ser. A, 5.00%, 6/15/29(FWC)	A-	600,000	716,271
Ser. B, 5.00%, 10/1/28(FWC)	A-	675,000	783,630
Ser. A, 5.00%, 6/15/28(FWC)	A-	550,000	646,242
Ser. B, AGM, 5.00%, 10/15/26	AA	4,000,000	4,581,120
Suffolk Cnty., Indl. Dev. Agcy. Rev. Bonds, (Nissequogue Cogen Partners Fac.), 5.50%, 1/1/23	BBB-/P	395,000	398,581
Suffolk, Tobacco Asset Securitization Corp. Rev. Bonds
4.00%, 6/1/50	BBB-	3,000,000	3,191,949
4.00%, 6/1/41	A-	1,300,000	1,438,001
4.00%, 6/1/40	A-	1,250,000	1,386,055
4.00%, 6/1/39	A-	1,250,000	1,388,635
4.00%, 6/1/38	A-	815,000	906,930
4.00%, 6/1/37	A-	1,250,000	1,393,985
Ser. B-2, zero %, 6/1/66	BB/P	5,000,000	725,668
Syracuse, Regl. Arpt. Auth. Rev. Bonds
5.00%, 7/1/34	Baa1	775,000	929,754
5.00%, 7/1/33	Baa1	750,000	900,719
4.00%, 7/1/36	Baa1	400,000	438,933
4.00%, 7/1/35	Baa1	350,000	384,484
Tompkins Cnty., Dev. Corp. Rev. Bonds
(Kendal at Ithaca, Inc.), 5.00%, 7/1/44	BBB+	2,570,000	2,731,928
(Ithaca College), 5.00%, 7/1/41	A2	715,000	828,118
(Ithaca College), 5.00%, 7/1/37	A2	250,000	289,919
(Ithaca College), 5.00%, 7/1/35	A2	150,000	174,262
(Ithaca College), 5.00%, 7/1/34	A2	150,000	174,393
Triborough Bridge & Tunnel Auth. Rev. Bonds
(MTA Bridges & Tunnels), Ser. A, 5.00%, 11/15/49	Aa3	6,000,000	7,259,251
Ser. A, 5.00%, 11/15/44	Aa3	2,340,000	2,503,431
Ser. A, 5.00%, 11/15/41	Aa3	3,750,000	4,239,821
Ser. B, 5.00%, 11/15/38	Aa3	1,000,000	1,166,164
Ser. B, zero %, 11/15/32	Aa3	3,900,000	2,984,427
Ser. A, zero %, 11/15/30	A1	7,000,000	5,649,321
Troy, Cap. Resource Corp. Rev. Bonds, (Rensselaer Polytechnic Inst.), Ser. A
5.00%, 9/1/39	A3	1,250,000	1,514,612
5.00%, 9/1/38	A3	1,300,000	1,578,059
5.00%, 9/1/37	A3	1,375,000	1,672,204
5.00%, 9/1/36	A3	1,500,000	1,825,270
5.00%, 9/1/35	A3	1,000,000	1,218,102
5.00%, 9/1/34	A3	2,250,000	2,743,492
5.00%, 9/1/32	A3	1,625,000	1,985,368
5.00%, 9/1/31	A3	1,500,000	1,835,629
5.00%, 9/1/30	A3	1,000,000	1,225,718
4.00%, 9/1/40	A3	1,375,000	1,544,109
TSASC, Inc. Rev. Bonds, Ser. A, 5.00%, 6/1/41	A-	15,490,000	17,253,625
Westchester Cnty., Indl. Dev. Agcy. Civic Fac. Rev. Bonds, (Pace U.), Ser. A, 5.50%, 5/1/42	BBB-	4,405,000	4,741,484
Westchester Cnty., Local Dev. Corp. Rev. Bonds
(Westchester Med. Ctr.), 5.00%, 11/1/46	Baa2	3,500,000	3,876,786
(Purchase Hsg. Corp. II), 5.00%, 6/1/42	BBB	1,235,000	1,346,521
Westchester Cnty., Local Dev. Corp. 144A Rev. Bonds, (Purchase Senior Learning Cmnty.), 5.00%, 7/1/46	B-/P	2,205,000	2,289,819
Westchester Tobacco Asset Securitization Corp. Rev. Bonds, Ser. B, 5.00%, 6/1/41	A-	1,250,000	1,412,519
Yonkers, G.O. Bonds, Ser. A, AGM, 5.00%, 11/15/31	AA	2,200,000	2,527,846
Yonkers, Econ. Dev. Corp. Edl. Rev. Bonds, (Charter School of Edl. Excellence), Ser. A
5.00%, 10/15/54	BB/P	505,000	548,223
5.00%, 10/15/49	BB/P	665,000	724,221
5.00%, 10/15/39	BB/P	545,000	601,147

			991,851,478
Puerto Rico (0.1%)
Cmnwlth. of PR, Sales Tax Fin. Corp. (COFINA) Rev. Bonds, Class 2, zero %, 8/1/47	BBB/P	1,548,906	525,186

			525,186

Total municipal bonds and notes (cost $974,494,472)			$1,003,009,796

UNITIZED TRUST (—%)(a)
	Shares	Value
CMS Liquidating Trust 144A(NON)(F)	600	$318,726

Total unitized trust (cost $1,816,443)		$318,726

SHORT-TERM INVESTMENTS (0.4%)(a)
		Principal amount/shares	Value
Putnam Short Term Investment Fund Class P 0.12%(AFF)	Shares	1,665,730	$1,665,730
U.S. Treasury Bills 0.058%, 4/7/22		$88,000	87,991
U.S. Treasury Bills 0.041%, 3/17/22		200,000	199,998
U.S. Treasury Bills 0.035%, 4/21/22(SEG)(SEGSF)		1,600,000	1,599,592
U.S. Treasury Cash Management Bills 0.194%, 5/3/22(SEGCCS)		500,000	499,799

Total short-term investments (cost $4,053,474)			$4,053,110
TOTAL INVESTMENTS

Total investments (cost $980,364,389)			$1,007,381,632

FUTURES CONTRACTS OUTSTANDING at 2/28/22 (Unaudited)
	Number of contracts	Notional amount	Value	Expiration date	Unrealized appreciation/ (depreciation)
U.S. Treasury Note 5 yr (Short)	158	$18,688,438	$18,688,438	Jun-22	$(138,606)

Unrealized appreciation					—

Unrealized (depreciation)					(138,606)

Total					$(138,606)

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 2/28/22 (Unaudited)
Swap counterparty/ notional amount	Value	Upfront premium received (paid)	Termi- nation date	Payments received (paid) by fund	Total return received by or paid by fund	Unrealized appreciation/ (depreciation)
Citibank, N.A.
$6,700,000	$224,095	$—	4/5/22	—	0.77% minus Municipal Market Data Index AAA municipal yields 5 Year rate — At maturity	$(224,095)
10,100,000	333,845	—	7/5/22	—	0.88% minus Municipal Market Data Index AAA municipal yields 5 Year rate — At maturity	(333,845)
1,675,000	120,267	—	4/5/22	—	1.68% minus Municipal Market Data Index AAA municipal yields 30 Year rate — At maturity	120,267
2,525,000	175,071	—	7/5/22	—	1.79% minus Municipal Market Data Index AAA municipal yields 30 Year rate — At maturity	175,071
Morgan Stanley & Co. International PLC
8,200,000	32,005	—	5/24/22	—	1.75% minus Municipal Market Data Index AAA municipal yields 10 Year rate — At maturity	32,005
8,200,000	30,233	—	5/26/22	—	1.75% minus Municipal Market Data Index AAA municipal yields 10 Year rate — At maturity	30,233
4,100,000	45,674	—	5/26/22	—	2.15% minus Municipal Market Data Index AAA municipal yields 30 Year rate — At maturity	(45,674)
4,100,000	47,450	—	5/24/22	—	2.15% minus Municipal Market Data Index AAA municipal yields 30 Year rate — At maturity	(47,450)

Upfront premium received		—	Unrealized appreciation			357,576

Upfront premium (paid)		—	Unrealized (depreciation)			(651,064)

	Total	$—			Total	$(293,488)

CENTRALLY CLEARED TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 2/28/22 (Unaudited)
Notional amount		Value	Upfront premium received (paid)	Termi- nation date	Payments received (paid) by fund	Total return received by or paid by fund	Unrealized appreciation/ (depreciation)
	$15,730,000	$172,558	$(159)	11/17/26	3.363% — At maturity	USA Non-revised Consumer Price Index- Urban (CPI-U) — At maturity	$(172,717)

Total			$(159)				$(172,717)

	Notes to the fund's portfolio
	Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from December 1, 2021 through February 28, 2022 (the reporting period). Within the following notes to the portfolio, references to "Putnam Management" represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC, references to "ASC 820" represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures and references to "OTC", if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $980,176,400.
(RAT)	The Moody's, Standard & Poor's or Fitch ratings indicated are believed to be the most recent ratings available at the close of the reporting period for the securities listed. Ratings are generally ascribed to securities at the time of issuance. While the agencies may from time to time revise such ratings, they undertake no obligation to do so, and the ratings do not necessarily represent what the agencies would ascribe to these securities at the close of the reporting period. Securities rated by Fitch are indicated by "/F." Securities rated by Putnam are indicated by "/P." The Putnam rating categories are comparable to the Standard & Poor's classifications. If a security is insured, it will usually be rated by the ratings organizations based on the financial strength of the insurer. For further details regarding security ratings, please see the Statement of Additional Information.
(NON)	This security is non-income-producing.
(STP)	The interest rate and date shown parenthetically represent the new interest rate to be paid and the date the fund will begin accruing interest at this rate.
(AFF)	Affiliated company. For investments in Putnam Short Term Investment Fund, the rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with any company which is under common ownership or control were as follows:
	Name of affiliate	Fair value as of 11/30/21	Purchase cost	Sale proceeds	Investment income	Shares outstanding and fair value as of 2/28/22
	Short-term investments
	Putnam Short Term Investment Fund*	$5,496,924	$50,095,259	$53,926,453	$4,225	$1,665,730

	Total Short-term investments	$5,496,924	$50,095,259	$53,926,453	$4,225	$1,665,730
	* Management fees charged to Putnam Short Term Investment Fund have been waived by Putnam Management. There were no realized or unrealized gains or losses during the period.
(SEG)	This security, in part or in entirety, was pledged and segregated with the broker to cover margin requirements for futures contracts at the close of the reporting period. Collateral at period end totaled $189,962.
(SEGSF)	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on certain derivative contracts at the close of the reporting period. Collateral at period end totaled $455,909.
(SEGCCS)	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on the initial margin on certain centrally cleared derivative contracts at the close of the reporting period. Collateral at period end totaled $425,830.
(FWC)	Forward commitment, in part or in entirety.
(F)	This security is valued by Putnam Management at fair value following procedures approved by the Trustees. Securities are classified as Level 3 for ASC 820 based on the securities' valuation inputs.
(T)	Underlying security in a tender option bond transaction. This security has been segregated as collateral for financing transactions.
	At the close of the reporting period, the fund maintained liquid assets totaling $48,686,803 to cover certain derivative contracts, tender option bonds and the settlement of certain securities.
	Unless otherwise noted, the rates quoted in Short-term investments security descriptions represent the weighted average yield to maturity.
	144A after the name of an issuer represents securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
	On Mandatory Put Bonds, the rates shown are the current interest rates at the close of the reporting period and the dates shown represent the next mandatory put dates. Rates are set by remarketing agents and may take into consideration market supply and demand, credit quality and the current SIFMA Municipal Swap Index, 1 Month US LIBOR or 3 Month US LIBOR rates, which were 0.20%, 0.24% and 0.50%, respectively, as of the close of the reporting period.
	The dates shown parenthetically on prerefunded bonds represent the next prerefunding dates.
	The dates shown on debt obligations are the original maturity dates.
	The fund had the following sector concentrations greater than 10% at the close of the reporting period (as a percentage of net assets):
	Education	19.9%
	Transportation	17.0
	Tax bonds	13.1
	Utilities	11.2
	Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund’s assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.
	Tax-exempt bonds and notes are generally valued on the basis of valuations provided by an independent pricing service approved by the Trustees. Such services use information with respect to transactions in bonds, quotations from bond dealers, market transactions in comparable securities and various relationships between securities in determining value. These securities will generally be categorized as Level 2.
	Market quotations are not considered to be readily available for certain debt obligations (including short-term investments with remaining maturities of 60 days or less) and other investments; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which consider such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.
	Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
	To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
	To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
	Futures contracts: The fund used futures contracts for hedging treasury term structure risk and for yield curve positioning.
	The potential risk to the fund is that the change in value of futures contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. With futures, there is minimal counterparty credit risk to the fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
	Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as “variation margin”.
	For the fund's average number of futures contracts, see the appropriate table at the end of these footnotes.
	Total return swap contracts: The fund entered into OTC and/or centrally cleared total return swap contracts, which are arrangements to exchange a market-linked return for a periodic payment, both based on a notional principal amount, for hedging inflation, for gaining exposure to inflation and for hedging and gaining exposure to interest rate and term structure risk.
	To the extent that the total return of the security, index or other financial measure underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the fund will receive a payment from or make a payment to the counterparty. OTC and/or centrally cleared total return swap contracts are marked to market daily based upon quotations from an independent pricing service or market maker. Any change is recorded as an unrealized gain or loss on OTC total return swaps. Daily fluctuations in the value of centrally cleared total return swaps are settled through a central clearing agent and are recorded as unrealized gain or loss. Payments received or made are recorded as realized gains or losses. Certain OTC and/or centrally cleared total return swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or in the price of the underlying security or index, the possibility that there is no liquid market for these agreements or that the counterparty may default on its obligation to perform. The fund’s maximum risk of loss from counterparty risk or central clearing risk is the fair value of the contract. This risk may be mitigated for OTC total return swap contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared total return swap contracts through the daily exchange of variation margin. There is minimal counterparty risk with respect to centrally cleared total return swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default.
	For the fund's average notional amount on total return swap contracts, see the appropriate table at the end of these footnotes.
	Master agreements: The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements (Master Agreements) with certain counterparties that govern OTC derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund’s custodian and, with respect to those amounts which can be sold or repledged, is presented in the fund’s portfolio.
	Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty.
	Termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund’s future derivative activity.
	At the close of the reporting period, the fund had a net liability position of $293,488 on open derivative contracts subject to the Master Agreements. Collateral posted by the fund at period end for these agreements totaled $455,909 and may include amounts related to unsettled agreements.
	Tender option bond transactions: The fund may participate in transactions whereby a fixed-rate bond is transferred to a tender option bond trust (TOB trust) sponsored by a broker. The TOB trust funds the purchase of the fixed rate bonds by issuing floating-rate bonds issued to third parties and allowing the fund to retain the residual interest in the TOB trust’s assets and cash flows, which are in the form of inverse floating rate bonds. The inverse floating rate bonds held by the fund give the fund the right to (1) cause the holders of the floating rate bonds to tender their notes at par, and (2) to have the fixed-rate bond held by the TOB trust transferred to the fund, causing the TOB trust to collapse. The fund accounts for the transfer of the fixed-rate bond to the TOB trust as a secured borrowing by including the fixed-rate bond in The fund’s portfolio and including the floating rate bond as a liability in the Statement of assets and liabilities. At the close of the reporting period, the fund’s investments with a value of $26,576,000 were held by the TOB trust and served as collateral for $16,655,267 in floating-rate bonds outstanding. During the reporting period, the fund incurred interest expense of $5,164 for these investments based on an average interest rate of 0.13%.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund's investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund's net assets as of the close of the reporting period:
	Valuation inputs
Investments in securities:	Level 1	Level 2	Level 3
Municipal bonds and notes	$—	$1,003,009,796	$—
Unitized trust	—	—	318,726
Short-term investments	—	4,053,110	—

Totals by level	$—	$1,007,062,906	$318,726
	Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3
Futures contracts	$(138,606)	$—	$—
Total return swap contracts	—	(466,046)	—

Totals by level	$(138,606)	$(466,046)	$—
At the start and close of the reporting period, Level 3 investments in securities represented less than 1% of the fund's net assets and were not considered a significant portion of the fund's portfolio.
The volume of activity for the reporting period for any derivative type that was held at the close of the period is listed below and was based on an average of the holdings of that derivative at the end of each fiscal quarter in the reporting period:
Futures contracts (number of contracts)	200
OTC total return swap contracts (notional)	$43,000,000
Centrally cleared total return swap contracts (notional)	$23,600,000
For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com